CURRENT ACCRUED LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
Current Liabilities
Schedule of Accrued Liabilities
The table below presents comparative detailed information about our current accrued liabilities at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
	(in thousands)
Current Accrued Liabilities:
Accrued payroll, taxes and employee benefits	$51,558	$21,499
Accrued operating expenditures	40,635	36,785
Income, sales, use and other taxes	27,764	89,416
Self-insurance reserves	32,030	30,195
Insurance premium financing	8,358	7,443
Unsettled legal claims	—	2,600
Share-based compensation liabilities	2,968	1,146
Other	—	6,021
Total	$163,313	$195,105

Noncurrent Liabilities
Schedule of Accrued Liabilities
The table below presents comparative detailed information about our other non-current accrued liabilities at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
	(in thousands)
Non-Current Accrued Liabilities:
Asset retirement obligations	$11,928	$11,003
Environmental liabilities	3,953	4,011
Accrued rent	1,977	1,998
Accrued sales, use and other taxes	7,191	8,397
Other	4,036	2,549
Total	$29,085	$27,958